Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	¥ 438,955,724	$ 3,077,583	¥ 353,138,111
Write off of other receivable	15,005,181	105,204	15,005,181
Lease liabilities	960,129	6,732	3,810,002
Write off of guarantee money deposited	2,665,941	18,691	2,665,941
Temporary difference in depreciation	2,555,574	17,918	2,645,375
Bonus accrual	1,038,980	7,284	2,392,042
Government grants	6,226,200	43,653
Others	1,480,835	10,381	402,882
Valuation allowance	(466,899,408)	(3,273,500)	(376,249,532)
Deferred tax assets	1,989,156	13,946	3,810,002
Right-of-use assets – operating lease	(960,129)	(6,732)	(3,810,002)
Others	(1,029,027)	(7,214)
Deferred tax liabilities	(1,989,156)	(13,946)	(3,810,002)
Total